WARRANTS - Warrants to Purchase Series D Preferred Stock (Details) - USD ($)	Nov. 12, 2020	Jun. 12, 2018	Dec. 31, 2020
Class of Warrant or Right [Line Items]
Exercise price of warrants			$ 11.50
Series D, Penny warrants
Class of Warrant or Right [Line Items]
Exercise price of warrants	$ 485,262.00	$ 0.006
Shares exercised and issued		485,262
Proceeds from exercises	$ 3.000